Revenues - Narrative (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Revenue Recognition [Abstract]
Deferred revenues - long-term	$ 18,766,000	$ 18,766,000	$ 19,057,000
Revenue recognized	9,600,000	37,600,000
Remaining performance obligations	89,100,000	89,100,000
Expected remaining performance obligations recognized during next 12 months	57,800,000	57,800,000
Expected remaining performance obligations recognized subsequent to next 12 months and thereafter	15,900,000	15,900,000
Expected remaining performance obligations recognized remainder thereafter	15,400,000	15,400,000
Deferred sales commissions	$ 9,300,000	$ 9,300,000	$ 10,300,000